Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 1,174,848	¥ 1,210,620	¥ 976,366
Amount capitalized	(198,806)	(287,098)	(207,519)
Amortization, impairment losses and losses on disposal of capitalized development costs	564,604	175,960	154,780
Total	¥ 1,540,646	¥ 1,099,482	¥ 923,627